CONVERTIBLE DEBENTURES, NOTES AND OTHER DEBT (Details Narrative) - USD ($)							1 Months Ended													3 Months Ended	12 Months Ended
	Dec. 31, 2020	Aug. 06, 2019	Jun. 12, 2019	Apr. 23, 2019	Apr. 23, 2019	Apr. 17, 2019	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Jun. 30, 2020	Apr. 30, 2020	Dec. 31, 2019	Nov. 30, 2019	Apr. 30, 2019	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 17, 2021	Apr. 17, 2021	Mar. 31, 2021
Short-term Debt [Line Items]
Convertible promissory note							$ 1,000,000													$ 1,000,000		$ 1,000,000
Initial debt discount							800,140													800,140		800,140
Amortization expense related to debt discount																						139,417	$ 732,767
Derivative, Gain (Loss) on Derivative, Net																						292,149	(45,051)
Beneficial conversion feature, total																						969,754	724,278
Debt instrument face amount							250,000	$ 250,000												$ 250,000		250,000
Net proceeds from convertible debt							$ 1,250,000	$ 1,250,000														307,500
Amortization expenses debt discount																						$ 1,453,949	1,320,617
Conversion price per share							$ 0.07													$ 0.07		$ 0.07
Non-cash compensation expense																						$ 763,315	2,147,591
Debt conversion amount																						210,301	1,073,566
Remaining balance debt
Repayments of Debt																				$ 0		$ 100,000
Interest rate							12.00%													12.00%		12.00%
Interest expense, debt																						$ 77,000	0
Accrued interest																						946,424	1,003,011
Interest Expense																						2,002,813	1,998,321
Short-term Debt	$ 95,000						$ 359,262													$ 359,262		359,262	95,000
Accrued interest							9,212													9,212		9,212
Convertible Notes Payable							$ 714,288													$ 714,288		714,288
Proceeds from Issuance of Common Stock																						$ 420,293
Debt Instrument, Interest Rate, Effective Percentage							16.00%													16.00%		16.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							9,615,385						250,000							9,615,385		9,615,385
Share Price							$ 0.13													$ 0.13		$ 0.13
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																						12,652,761
Accrued intrest																						$ 10,300	0
Note Purchase Agreement [Member]
Short-term Debt [Line Items]
Conversion price per share											$ 0.18
Description on debt instrument											The convertible notes carry a five (5%) percent coupon and mature one year from issuance
Convertible Notes Payable											$ 698,500
Proceeds from Issuance of Common Stock											690,825
Proceeds from issuance of debt																						16,000
Investors notes							$ 6,600													$ 6,600		6,600
TFK Investments LLC [Member]
Short-term Debt [Line Items]
Derivative liability	109,000						145,000													145,000		145,000	109,000
Derivative, Gain (Loss) on Derivative, Net																						38,000
Debt instrument face amount	67,000						0													0		$ 0	$ 67,000
Debt conversion, converted instrument, shares issued																						657,200	1,950,000
Debt conversion amount																						$ 0	$ 133,430
Remaining balance debt																						$ 65,000
Conversion of shares																						657,200
Golden Mountain Partners LLC [Member]
Short-term Debt [Line Items]
Net proceeds from convertible debt											$ 1,500,000
Accrued interest	2,060,493						4,069,781													4,069,781		$ 4,069,781	$ 2,060,493
Golden Mountain Partners LLC [Member] | Debt Financing [Member]
Short-term Debt [Line Items]
Proceeds from lines of credit										$ 500,000
Autotelic [Member]
Short-term Debt [Line Items]
Due to Related Parties							20,000													20,000		20,000
Repayment of related party short term debt																						20,000
Tranche One [Member] | Peak One Opportunity Fund, L.P [Member]
Short-term Debt [Line Items]
Debt conversion, converted instrument, shares issued																							2,581,945
Debt conversion amount																							$ 200,000
Tranche Two [Member] | Peak One Opportunity Fund, L.P [Member]
Short-term Debt [Line Items]
Debt conversion, converted instrument, shares issued																							200,000
Debt conversion amount																							$ 2,000,000
Fall 2019 Debt Financing [Member]
Short-term Debt [Line Items]
Gross proceeds from convertible debt																	$ 500,000
Debt financing																	1,000,000							$ 1,000,000
Fall 2019 Notes [Member]
Short-term Debt [Line Items]
Debt financing	950,000						850,000													850,000		850,000	950,000
Fall 2019 Notes [Member] | Note Purchase Agreements [Member]
Short-term Debt [Line Items]
Unamortized debt discount	0						0													0		0	0
Debt instrument, conversion description																		The Majority Holders had the right, at any time not more than five (5) days following the Maturity Date, to elect to convert all, and not less than all, of the outstanding accrued and unpaid interest and principal on the Fall 2019 Notes. The Fall 2019 Notes may be converted, at the election of the Majority Holders, either (a) into shares of the Company’s Common Stock at a conversion price of $0.18 per share, or (b) into shares of common stock of the Edgepoint, at a conversion price of $5.00 (based on a $5.0 million pre-money valuation) of Edgepoint and 1,000,000 shares outstanding
Beneficial conversion feature, total																						222,222
Amortization expenses debt discount																						0	200,000
Interest rate																		5.00%
Interest expense, debt																						43,412	49,142
Paycheck Protection Program Promissory Note [Member]
Short-term Debt [Line Items]
Accrued interest																						0	251,733
Interest payable																									$ 253,347
Second Paycheck Protection Program Promissory Note [Member]
Short-term Debt [Line Items]
Debt instrument face amount	0						0													0		0	0
Proceeds from collection of loans receivable												$ 92,995
Accrued interest												$ 93,413
GMP Note Two [Member]
Short-term Debt [Line Items]
Debt financing										$ 1,500,000					$ 2,000,000
Interest rate										2.00%
GMP Note [Member]
Short-term Debt [Line Items]
Interest rate															2.00%
Debt term										1 year					1 year
First Tranche [Member] | Golden Mountain Partners LLC [Member] | Debt Financing [Member]
Short-term Debt [Line Items]
Line of credit facility periodic payment									$ 500,000
Convertible Promissory Note [Member] | October 2021 Note [Member]
Short-term Debt [Line Items]
Convertible promissory note									$ 500,000
Interest rate									2.00%
Convertible Debt [Member]
Short-term Debt [Line Items]
Amortization expenses debt discount																						100,000
Initial debt discount							300,000													300,000		300,000
Convertible Debt [Member] | Peak One Opportunity Fund, L.P [Member] | Purchase Agreement [Member]
Short-term Debt [Line Items]
Unamortized debt discount	0																						0			$ 20,000
Debt instrument, conversion description						(i) a conversion price, during the first 180 days, of $0.10 per share (the “Fixed Price”), and then (2) at the lower of the Fixed Price or 65% of the Company’s lowest traded price after the first 180 days or at the lower of the Fixed Price or 55% of the Company’s traded stock price under certain circumstances. The Company has agreed to at all times, reserve and keep available out of its authorized Common Stock a number of shares equal to at least two times the full number of the Tranche #1 Conversion Shares. The Company may redeem the Convertible Note at rates of 110% to 140% over the principal balance dependent on certain events and redeem the value with accrued interest thereon, if any.
Beneficial conversion feature, total						$ 84,570
Debt instrument face amount						200,000
Aggregate purchase price						$ 400,000
Number of restricted stock issued						350,000
Original issue discount, percentage						10.00%
Debt issuance cost						$ 5,000
Net proceeds from convertible debt						$ 175,000
Description of violation or event of default						Upon the occurrence of certain events of default, the Buyer, amongst other remedies, has the right to charge a penalty in a range of 18% to 40% dependent on the specific default event
Beneficial conversion feature, excluding discount						$ 52,285
Number of restricted stock issued, value						32,285
Amortization expenses debt discount																							84,376
Convertible Debt [Member] | Peak One Opportunity Fund, L.P [Member] | Purchase Agreement [Member] | Maximum [Member]
Short-term Debt [Line Items]
Debt instrument face amount						$ 400,000
Convertible Debt [Member] | Peak One Opportunity Fund, L.P [Member] | Securities Purchase Agreement [Member]
Short-term Debt [Line Items]
Conversion price per share																		$ 0.10
Convertible Debt [Member] | TFK Investments LLC [Member] | Securities Purchase Agreement [Member]
Short-term Debt [Line Items]
Unamortized debt discount	3,015			$ 20,000	$ 20,000		0													0		0	3,015
Debt instrument, conversion description				(i) a conversion price, during the first 180 days, of $0.10 per share (the “Fixed Price”), and then (2) at the lower of the Fixed Price or 65% of the Company’s lowest traded price after the first 180 days or at the lower of the Fixed Price or 55% of the Company’s traded stock price under certain circumstances. The Company has agreed to at all times reserve and keep available out of its authorized Common Stock a number of shares equal to at least two times the full number of the TFK Conversion Shares. The Company may redeem the Convertible Note at rates of 110% to 140% rates over the principal balance dependent on certain events and redeem the value with accrued interest thereon, if any
Beneficial conversion feature, total				$ 84,570
Debt instrument face amount				$ 200,000	200,000
Number of restricted stock issued				350,000
Original issue discount, percentage				10.00%
Debt issuance cost				$ 5,000	$ 5,000
Net proceeds from convertible debt				$ 175,000
Maturity date				Apr. 23, 2022
Description of violation or event of default				Upon the occurrence of certain events of default, the Buyer, amongst other remedies, has the right to charge a penalty in a range of 18% to 40% dependent on the specific default event
Beneficial conversion feature, excluding discount				$ 52,285
Number of restricted stock issued, value				$ 32,285
Amortization expenses debt discount																						3,015	81,362
Conversion price per share																		$ 0.10
Non-cash compensation expense																		$ 60,000
Convertible Debt [Member] | TFK Investments LLC [Member] | Securities Purchase Agreement [Member] | Maximum [Member]
Short-term Debt [Line Items]
Percentage of redemption of convertible note				140.00%
Convertible Debt [Member] | TFK Investments LLC [Member] | Securities Purchase Agreement [Member] | Minimum [Member]
Short-term Debt [Line Items]
Percentage of redemption of convertible note				110.00%
Convertible Debt [Member] | Tranche One [Member] | Peak One Opportunity Fund, L.P [Member]
Short-term Debt [Line Items]
Common stock percentage																		65.00%
Debt conversion, converted instrument, shares issued																		300,000
Non-cash compensation expense																		$ 60,000
Convertible Debt [Member] | Tranche One [Member] | Peak One Opportunity Fund, L.P [Member] | Purchase Agreement [Member] | Maximum [Member]
Short-term Debt [Line Items]
Debt instrument face amount			$ 600,000
Convertible Debt [Member] | Third Tranche [Member] | Peak One Opportunity Fund, L.P [Member] | Purchase Agreement [Member]
Short-term Debt [Line Items]
Debt instrument face amount			200,000
Convertible Debt [Member] | Tranche Two [Member] | Peak One Opportunity Fund, L.P [Member] | Purchase Agreement [Member]
Short-term Debt [Line Items]
Unamortized debt discount			20,000
Beneficial conversion feature, total			180,000
Debt instrument face amount			$ 200,000
Number of restricted stock issued			350,000
Original issue discount, percentage			10.00%
Debt issuance cost	55,208		$ 1,000				108,746										$ 163,954			108,746		108,746	55,208	163,954
Net proceeds from convertible debt			179,000
Beneficial conversion feature, excluding discount			132,091
Number of restricted stock issued, value			$ 47,909
Amortization expenses debt discount																						0	0	$ 37,046
Bridge Investor [Member]
Short-term Debt [Line Items]
Short-term Debt	50,000						265,000													265,000		265,000	50,000
Bridge Investor [Member] | Convertible Debt [Member] | Securities Purchase Agreement [Member] | Maximum [Member]
Short-term Debt [Line Items]
Debt instrument face amount																			$ 400,000
Bridge Investor [Member] | Convertible Debt [Member] | Peak One and TFK Financing [Member]
Short-term Debt [Line Items]
Unamortized debt discount							258,070													258,070		258,070
Derivative liability	777,000						338,000													338,000		338,000	777,000
Derivative, Gain (Loss) on Derivative, Net																						292,000
Beneficial conversion feature, total																						232,000
Credit Risk Derivative Liabilities, at Fair Value	45,100						295,000													295,000		295,000	45,100
Bridge Investor [Member] | Convertible Debt [Member] | Peak One and TFK Financing [Member] | Common Stock [Member]
Short-term Debt [Line Items]
Derivative liability	679,000						145,000													145,000		145,000	679,000
Vyoung Trieu [Member] | Securities Purchase Agreement [Member]
Short-term Debt [Line Items]
Unamortized debt discount																			16,444
Vyoung Trieu [Member] | Convertible Debt [Member] | Securities Purchase Agreement [Member]
Short-term Debt [Line Items]
Unamortized debt discount	7,199						19,493													19,493		19,493	7,199
Debt instrument face amount																			164,444
Net proceeds from convertible debt																			148,000
Amortization expenses debt discount																						75,103	5,464
Vyoung Trieu [Member] | Convertible Debt [Member] | Securities Purchase Agreement [Member] | Bridge Investor [Member]
Short-term Debt [Line Items]
Beneficial conversion feature, total																			$ 131,555			28,445
Original issue discount, percentage																			10.00%
Net proceeds from convertible debt																			$ 148,000
Maturity date																			Apr. 23, 2022
Description of violation or event of default				Upon the occurrence of certain events of default, the Buyer, among other remedies, has the right to charge a penalty in a range of 18% to 40% dependent on the specific default event. Amounts due under Tranche #1 may also be converted into shares															Upon the occurrence of certain events of default, the Buyer, amongst other remedies, has the right to charge a penalty in a range of 18% to 40% dependent on the specific default event. Amounts due under the Convertible Note may also be converted into shares (the “Trieu Conversion Shares”) of the Company’s Common Stock at any time, at the option of the holder, at a conversion price of $0.10 per share (the “Fixed Price”), at the lower of the Fixed Price or 65% of the Company’s lowest traded price after the 180th day or at the lower of the Fixed Price or 55% of the Company’s traded stock price under certain circumstances. The Company has agreed to at all times reserve and keep available out of its authorized Common Stock a number of shares equal to at least two times the full number of Conversion Shares. The Company may redeem the Convertible Note at rates of 110% to 140% rates over the principal balance dependent on certain events and redeem the value with accrued interest thereon, if any.
Vyoung Trieu [Member] | Convertible Debt [Member] | Securities Purchase Agreement [Member] | Maximum [Member]
Short-term Debt [Line Items]
Percentage of redemption of convertible note					140.00%
Vyoung Trieu [Member] | Convertible Debt [Member] | Securities Purchase Agreement [Member] | Minimum [Member]
Short-term Debt [Line Items]
Percentage of redemption of convertible note					110.00%
Dr. Vuong Trieu [Member] | Fall 2019 Notes [Member] | Note Purchase Agreements [Member]
Short-term Debt [Line Items]
Debt instrument face amount																		250,000
Gross proceeds from convertible debt																		500,000
Due to Related Parties																		35,000
Dr Sanjay Jha [Member] | Fall 2019 Notes [Member] | Note Purchase Agreements [Member]
Short-term Debt [Line Items]
Debt instrument face amount																		250,000
Chulho Park [Member] | Fall 2019 Notes [Member] | Note Purchase Agreements [Member]
Short-term Debt [Line Items]
Due to Related Parties																		27,000
Amit Shah [Member] | Fall 2019 Notes [Member] | Note Purchase Agreements [Member]
Short-term Debt [Line Items]
Due to Related Parties																		20,000
Two Un Affiliated Accredited Investors [Member] | Fall 2019 Notes [Member] | Note Purchase Agreements [Member]
Short-term Debt [Line Items]
Debt instrument face amount																		$ 168,000
Geneva Notes [Member]
Short-term Debt [Line Items]
Debt instrument face amount													$ 307,500	$ 307,500
Debt conversion amount													$ 1,200,000	$ 1,200,000
Description on debt instrument													The convertible notes carry a six (6%) percent coupon and a default coupon of 22%, and both mature one year from issuance. Geneva has the right from time to time, and at any time during the period beginning on the date which is one hundred eighty (180) days following issuance date and ending on the maturity date to convert all or any part of the outstanding and unpaid amount of the note into the Company’s common stock at a conversion price established at sixty five (65%) percent multiplied by the lowest two (2) daily volume weighted average price over the fifteen (15) consecutive trading days	The convertible notes carry a six (6%) percent coupon and a default coupon of 22%, and both mature one year from issuance. Geneva has the right from time to time, and at any time during the period beginning on the date which is one hundred eighty (180) days following issuance date and ending on the maturity date to convert all or any part of the outstanding and unpaid amount of the note into the Company’s common stock at a conversion price established at sixty five (65%) percent multiplied by the lowest two (2) daily volume weighted average price over the fifteen (15) consecutive trading days
Interest Expense																						75,195
Short-term Debt							0													0		0
Silicon Valley Bank [Member] | Paycheck Protection Program Promissory Note [Member]
Short-term Debt [Line Items]
Debt instrument face amount																$ 250,000
Debt instrument covenant description																The forgiveness amount would be reduced if the borrower terminated employees or reduced salaries and wages more than 25% during the covered period. Any unforgiven portion was payable over 2 years if issued before, or 5 years if issued after, June 5, 2020 at an interest rate of 1% with payments deferred until the SBA remits the borrowers loan forgiveness amount to the lender, or if the borrower did not apply for forgiveness, 10 months after the covered period
Third Party [Member] | GMP Note [Member]
Short-term Debt [Line Items]
Debt financing							2,000,000								$ 2,000,000					2,000,000		2,000,000
Five institutional investors [Member] | Securities Purchase Agreement [Member]
Short-term Debt [Line Items]
Debt instrument face amount							$ 1,250,000													$ 1,250,000		$ 1,250,000
Placement agent [Member]
Short-term Debt [Line Items]
Conversion price per share							$ 0.18													$ 0.18		$ 0.18
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							961,540
Chief Executive Officer [Member]
Short-term Debt [Line Items]
Debt instrument face amount	70,000						$ 20,000													$ 20,000		$ 20,000	70,000
Due to Related Parties	70,000						120,000													120,000		120,000	70,000				$ 250,000
Short-term Debt	20,000						20,000													20,000		20,000	20,000
Repayment of related party short term debt	50,000																						50,000
CFO [Member]
Short-term Debt [Line Items]
Short-term Debt							45,000													45,000		45,000
Repayment of related party short term debt																					$ 45,000
Repayment of short term debt																						25,000
Outstanding of short term debt																						45,000	25,000
Peak One and TFK Financing [Member]
Short-term Debt [Line Items]
Amortization expense related to debt discount																						332,351
Additional amortization																						24,491
Unamortized debt discount	200,205						35,564													35,564		35,564	$ 200,205
Debt instrument, conversion description																							All the above notes issued to Peak One, TFK, our CEO and the bridge investors reached the 180 days during the year ended December 31, 2020. As such, all the note holders had the ability to convert that debt into equity at the variable conversion price of 65% of the Company’s lowest traded price after the first 180 days or at the lower of the Fixed Price or 55% of the Company’s traded stock price under certain circumstances
Derivative liability	870,000																						$ 870,000
Share-based Payment Arrangement, Tranche One [Member] | Bridge Investor [Member] | Convertible Debt [Member] | Securities Purchase Agreement [Member]
Short-term Debt [Line Items]
Amortization expense related to debt discount																						19,898	159,860
Unamortized debt discount	13,315			$ 3,556	$ 3,556		11,681													11,681		11,681	13,315
Debt instrument, conversion description					(i) a conversion price, during the first 180 days, of $0.10 per share (the “Fixed Price”), and then (2) at the lower of the Fixed Price or 65% of the Company’s lowest traded price after the first 180 days or at the lower of the Fixed Price or 55% of the Company’s traded stock price under certain circumstances. The Company may redeem the Convertible Note at rates of 110% to 140% rates over the principal balance dependent on certain events and redeem the value with accrued interest thereon, if any.
Debt instrument face amount				$ 35,556	$ 35,556
Net proceeds from convertible debt																			$ 32,000			16,911	1,344
Maturity date				Apr. 23, 2022	Apr. 23, 2022
Share-based Payment Arrangement, Tranche Two [Member] | Bridge Investor [Member] | Convertible Debt [Member] | Securities Purchase Agreement [Member]
Short-term Debt [Line Items]
Unamortized debt discount	$ 1,393	$ 20,000					$ 4,389													$ 4,389		$ 4,389	$ 1,393
Debt instrument, conversion description		Amounts due under Tranche #1 may also be converted into Bridge Conversion Shares of the Company’s Common Stock at any time, at the option of the holder, at a conversion price equal to the Fixed Price, at the lower of the Fixed Price or 65% of the Company’s lowest traded price after the 180th day or at the lower of the Fixed Price or 55% of the Company’s traded stock price under certain circumstances. The Company may redeem the Convertible Note at rates of 110% to 140% rates over the principal balance dependent on certain events and redeem the value with accrued interest thereon, if any.																				All the above notes issued to Peak One, TFK, our CEO and the bridge investors reached the 180 days prior to the end of the year ended December 31, 2020. As such, all the note holders had the ability to convert that debt into equity at the variable conversion price of 65% of the Company’s lowest traded price after the first 180 days or at the lower of the Fixed Price or 55% of the Company’s traded stock price under certain circumstances. As of December 31, 2021, Peak One and TFK had fully converted their notes
Beneficial conversion feature, total																						$ 175,000
Debt instrument face amount		$ 200,000
Debt issuance cost		5,000
Net proceeds from convertible debt		$ 175,000
Maturity date		Aug. 06, 2022
Description of violation or event of default		Upon the occurrence of certain events of default, the Buyer, among other remedies, has the right to charge a penalty in a range of 18% to 40% dependent on the specific default event
Percentage of redemption of convertible note		110.00%
Share-based Payment Arrangement, Tranche Two [Member] | Bridge Investor [Member] | Convertible Debt [Member] | Securities Purchase Agreement [Member] | Maximum [Member]
Short-term Debt [Line Items]
Percentage of redemption of convertible note		140.00%